Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenues	$ 2,028,128	$ 21,536
Cost of revenues	2,014,009
Gross profit	14,119	21,536
Operating Expenses:
Payroll and payroll taxes	347,686	49,737
Professional fees	1,107,360	349,532
Depreciation and amortization	41,635	38,404
(Reversal of allowance) allowance for CECL - accounts receivable, net	(6,609)	69
Other general and administrative expenses	197,560	239,199
Total Operating Expenses	1,687,632	676,941
Loss From Operations	(1,673,513)	(655,405)
Other Income (Expense):
Gain (loss) on foreign currency transactions	137,213	(142,028)
Gain on deconsolidation		157,555
Gain on valuation of warrants	329,002	770,352
Interest income	56,532	23,938
Total Other Income	522,747	809,817
(Loss) Income Before Income Tax	(1,150,766)	154,412
Income tax	2,409
Net (Loss) Income	(1,153,175)	154,412
Net (Loss) Income attributable to: Owners of the Company	(1,154,870)	$ 154,412
Net (Loss) Income attributable to: Non-controlling interest	$ 1,695
Net (loss) income per ordinary share - basic (in dollars per share)	$ (1.11)	$ 5.11
Net (loss) income per ordinary share - diluted (in dollars per share)	$ (1.11)	$ 5.11
Weighted-average shares outstanding, basic (in shares)	1,037,746	30,209
Weighted-average shares outstanding, diluted (in shares)	1,037,746	30,209
Comprehensive (Loss) Income:
Net (loss) income	$ (1,153,175)	$ 154,412
Other comprehensive (loss) income, net of tax:
Change in foreign currency translation adjustments	(202,792)	471,186
Total Comprehensive (Loss) Income	(1,355,967)	625,598
Comprehensive (Loss) Income attributable to:
Owners of the Company	(1,357,651)	$ 625,598
Non-controlling interest	$ 1,684